Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
4. Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	December 31, 2022	December 31, 2021
Rent and deposits	$—	$470
Research and development expenses	2,084	858
Accounts receivable	449	144
Insurance	1,608	2,384
Other	255	185

Total	$4,396	$4,041